                              THE THAI FUND, INC.
---------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 Snoh Unakul
Warren J. Olsen              DIRECTOR
PRESIDENT AND DIRECTOR       James W. Grisham
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Michael F. Klein
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Harold J. Schaaff, Jr.
David B. Gill                VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
Graham E. Jones              VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
Sukri Kaocharern             SECRETARY
DIRECTOR                     James R. Rooney
John A. Levin                TREASURER
DIRECTOR                     Belinda A. Brady
                             ASSISTANT TREASURER

---------------------------------------------
U.S. INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
----------------------------------------------------------------
THAI INVESTMENT ADVISER
The Mutual Fund Public Company Limited
30th-32nd Floor, Lake Rajada Building
193-195 Ratchadaphisek Road
Khlong-Toey, Bangkok 10110 Thailand
----------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
----------------------------------------------------------------
CUSTODIANS
The Thai Farmers Bank Public Company Limited
1 Soi Thai Farmers
Ratburana Road, Ratburana
Bangkok, Thailand

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
----------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
----------------------------------------------------------------
LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
----------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

----------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

        ----------------------------------------------------------------

                                      THE
                                   THAI FUND,
                                      INC.
                          ----------------------------

                              FIRST QUARTER REPORT
                                 MARCH 31, 1997
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the three months ended March 31, 1997, The Thai Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -11.58% compared to -16.19% for the U.S. dollar adjusted Securities Exchange of Thailand Index (the "Index"). For the one year ended March 31, 1997, the Fund had a total return, based on net asset value per share, of -45.91% compared with -46.80% for the Index. For the period from the Fund's commencement of operations on February 16, 1988 through March 31, 1997, the Fund's total return, based on net asset value per share, was 162.76%, compared to 104.93% for the Index. On March 31, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $16.25, representing a 17.6% premium to the Fund's net asset value per share.

The Thai market continued its downward spiral in the first quarter of 1997 as the Thai Baht came under continued strong pressure and interest rates remained high. Rumors again circulated about weaknesses among finance companies and investors sold those stocks heavily. The announced merger between Finance One and Thai Danu Bank likely signaled the start of a period of consolidation for the financial industry. The lack of positive surprises from 1996 earnings and macro-economic numbers released during the quarter also contributed to weakened market sentiment. Finally, the sharp correction in the U.S. markets during the quarter as well as the increase in U.S. interest rates provided additional downward pressure on the Thai market.

The Fund's outperformance of the Index was mainly due to stock selection as certain stocks in our portfolio outperformed the broader market. In terms of sector strategy, the Fund did relatively well, having overweight positions in the banking and communications sectors which outperformed the market. The Fund, however, had little or no weight in the energy sector, which also outperformed the broader market.

Looking ahead, the Thai stock market is unlikely to recover quickly in the short-term. Concerns over the health of financial institutions and the earnings outlook for the market as a whole not augur well for the equities market. Any potential for upside in the market will be capped by constant fears of a Baht devaluation.

On the other hand, the property rescue fund should be able to alleviate some of the problems in the real estate market and the spate of runs on finance companies appears to be slowly tapering off. The mergers of weak financial institutions with stronger ones eventually will be good for the banking system, and should be a positive for the market as a whole in the long run. Meanwhile, given the weak sentiment in the market, there are many small- to mid-cap stocks that are selling at extremely cheap valuations and, although the potential for further losses seems high, many of these businesses are sound and are likely to be worth considerably more in three years time. The Fund will look to purchase some of these companies, albeit selectively and gradually.

Sincerely,

           [SIGNATURE]

Warren J. Olsen
PRESIDENT AND DIRECTOR

 [SIGNATURE]

Ean Wah Chin
SENIOR PORTFOLIO MANAGER

       [SIGNATURE]

Richard Toh
PORTFOLIO MANAGER

April 1997

The Thai Fund, Inc.
Investment Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                     TOTAL RETURN (%)
                       ----------------------------------------------------------------------------

                           MARKET VALUE (1)        NET ASSET VALUE (2)            INDEX (3)
                       ------------------------  ------------------------  ------------------------
                                      AVERAGE                   AVERAGE                   AVERAGE
                        CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                       ------------------------  ------------------------  ------------------------
FISCAL YEAR TO DATE         -0.76%       --          -11.58%       --          -16.19%       --
ONE YEAR                   -33.01       -33.01%      -45.91       -45.91%      -46.80       -46.80%
FIVE YEAR                   43.30+        7.46+       19.88+        3.69+      -15.40        -3.29
SINCE INCEPTION*           208.96+       13.16+      162.76+       11.17+      104.93         8.18

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

                    YEARS ENDED DECEMBER 31:
                          TOTAL RETURN
                                                                    1988*      1989       1990       1991       1992       1993
Net Asset Value Per Share                                            $10.24     $18.88     $13.08     $15.41     $20.69     $39.42
Market Value Per Share                                               $11.75     $32.25     $16.00     $16.25     $18.75     $36.88
Premium/(Discount)                                                    14.7%      70.8%      22.3%       5.5%      -9.4%      -6.4%
Income Dividends                                                      $0.29      $0.36      $0.21      $0.21          -      $0.36
Capital Gains Distributions                                               -      $2.09      $1.68      $0.47          -      $0.51
Fund Total Return (2)                                                -5.60%    109.87%    -20.44%     23.08%     34.26%     98.89%
Index Total Return (3)                                                3.90%    120.97%    -28.60%     15.80%     24.71%     88.40%
The Thai Fund, Inc. (2)
U.S. dollar adjusted Securities Exchange of Thailand (SET) Index
(3)

                    YEARS ENDED DECEMBER 31:                                                         THREE MONTHS
                          TOTAL RETURN                                                                   ENDED
                                                                     1994       1995       1996     MARCH 31, 1997
Net Asset Value Per Share                                             $28.30     $24.89     $15.63           $13.82
Market Value Per Share                                                $22.38     $22.38     $16.38           $16.25
Premium/(Discount)                                                    -20.9%     -10.1%       4.8%            17.6%
Income Dividends                                                       $0.35      $0.11      $0.32                -
Capital Gains Distributions                                            $4.62      $3.38      $0.08                -
Fund Total Return (2)                                               -10.43%+     -0.05%    -35.93%          -11.58%
Index Total Return (3)                                               -17.76%     -6.11%    -36.25%          -16.19%
The Thai Fund, Inc. (2)
U.S. dollar adjusted Securities Exchange of Thailand (SET) Index
(3)

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The U.S. dollar adjusted Securities Exchange of Thailand (SET) Index is a capitalization weighted index of all stocks traded on the Stock Exchange of Thailand, including dividends.

 * The Fund commenced operations on February 16, 1988.

 + This return does not include the effect of the rights issued in connection with the Rights Offering.

The Thai Fund, Inc.
Portfolio Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            93.7%
Short-Term Investments        6.3%

--------------------------------------------------------------------------------
SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Automobiles                             5.0%
Banking                                31.1%
Beverages & Tobacco                     9.1%
Broadcasting & Publishing               5.8%
Building Materials & Components         6.1%
Chemicals                               3.3%
Electrical & Electronics                3.2%
Financial Services                      6.2%
Insurance                               3.1%
Telecommunications                     16.0%
Other                                  11.1%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                    PERCENT OF
                                    NET ASSETS
                                    ----------
 1.  Bangkok Bank Ltd.                13.6%
 2.  Thai Farmers Bank Ltd.            9.8
 3.  The Serm Suk Co., Ltd.            9.1
 4.  Advanced Information Services
       Co., Ltd.                       7.0
 5.  Siam Commercial Bank Co.,
       Ltd.                            6.4

                                    PERCENT OF
                                    NET ASSETS
                                    ----------

 6.  BEC World plc                     5.8%
 7.  TelecomAsia Corp., Ltd.           4.7
 8.  United Communications
       Industry                        4.3
 9.  Thai Rung Union Car plc           4.2
10.  Thai Investment & Securities
       Co., Ltd.                       3.6
                                       ---
                                      68.5%
                                       ---
                                       ---

INVESTMENTS (UNAUDITED)
---------

MARCH 31, 1997

                                                                           VALUE
                                                      SHARES               (000)
---------------------------------------------------------
------------
THAI INVESTMENT PLAN (101.0%)
--------------------------------------------------
----------
THAI COMMON STOCKS (95.5%)
(Unless otherwise noted)
AUTOMOBILES (5.0%)
  Swedish Motor Corp., Ltd. (Local)                1,371,100        U.S.$  1,347
  Thai Rung Union Car plc                          1,660,000               7,611
  Thai Stanley Electric Co., Ltd.                      2,000                   5
                                                              ------------------
                                                                           8,963
                                                              ------------------
BANKING (31.1%)
  Bangkok Bank Ltd. (Local)                        3,600,000              24,689
  Industrial Finance Corp. of Thailand
   (Local)                                           950,000               2,379
  Siam Commercial Bank Co., Ltd. (Local)           2,300,000              11,608
  Thai Farmers Bank Ltd. (Local)                   3,900,000              17,731
                                                              ------------------
                                                                          56,407
                                                              ------------------
BEVERAGES & TOBACCO (9.1%)
  The Serm Suk Co., Ltd. (Local)                   1,149,800              16,480
                                                              ------------------
BROADCASTING & PUBLISHING (5.8%)
  BEC World plc                                    1,014,000               9,689
  BEC World plc (Foreign)                             86,000                 788
                                                              ------------------
                                                                          10,477
                                                              ------------------
BUILDING MATERIALS & COMPONENTS (6.1%)
  American Standard Sanitaryware
   Thailand, Ltd. (Local)                             75,150               1,042
  Siam Cement Co., Ltd. (Local)                      264,000               6,347
  Siam City Cement Co., Ltd (Local)                  620,000               3,679
                                                              ------------------
                                                                          11,068
                                                              ------------------
CHEMICALS (3.3%)
  National Petrochemical plc                       5,793,300               5,915
                                                              ------------------
ELECTRICAL & ELECTRONICS (3.2%)
  Shinawatra Computer Co., Ltd. (Local)              720,000               5,770
                                                              ------------------
ENERGY SOURCES (0.0%)
  Union Energy, Inc.                                 161,133                  62
                                                              ------------------
FINANCIAL SERVICES (6.2%)
  Finance One Co., Ltd. (Local)                    2,498,700               2,286
  Phatra Thanakit Co., Ltd. (Local)                1,500,000               2,355
  Thai Investment & Securities Co., Ltd.
   (Local)                                         2,042,900               6,533
                                                              ------------------
                                                                          11,174
                                                              ------------------
INSURANCE (3.1%)
  Bangkok Insurance Co., Ltd. (Local)                261,800               3,429
  Dhipaya Insurance PCL                            1,013,700               2,148
  Dhipaya Insurance PCL (Foreign)                     49,000                 104
                                                              ------------------
                                                                           5,681
                                                              ------------------
MISCELLANEOUS MATERIALS & COMMODITIES (2.9%)
  Charoen Pokphand Feedmill Co., Ltd.
   (Local)                                         1,848,800               5,200
                                                              ------------------
MULTI-INDUSTRY (0.6%)
  Saha-Union Corp., Ltd.                           1,933,600               1,136
                                                              ------------------
REAL ESTATE (2.4%)
  Land & House Co., Ltd. (Local)                     715,600               3,501
  Quality House Co., Ltd. (Local)                  1,683,400                 876
                                                              ------------------
                                                                           4,377
                                                              ------------------
-----------------------------------------------------------------
-------------

                                                                           VALUE
                                                      SHARES               (000)

-----------------------------------------------------------------
-------------
TELECOMMUNICATIONS (16.0%)
  Advanced Information Services Co.,
   Ltd. (Local)                                    1,368,900  U.S.$       11,709
  Advanced Information Services Co.,
   Ltd. (Foreign)                                    115,000                 984
  TelecomAsia Corp., Ltd. (Local)                  5,000,000               8,524
  United Communications Industry (Local)           1,200,000               7,767
                                                              ------------------
                                                                          28,984
                                                              ------------------
TEXTILES & APPAREL (0.7%)
  Thai Rung Textile                                    3,832                   0
  Thai Wacoal PCL                                    347,013               1,324
                                                              ------------------
                                                                           1,324
                                                              ------------------
-----------------------------------------------------------------
-------------
TOTAL THAI COMMON STOCKS
  (Cost U.S. $172,310)                                                   173,018
                                                              ------------------
-----------------------------------------------------------------
-------------

                                               FACE
                                              AMOUNT
                                               (000)
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (5.5%)
  (Interest Bearing Demand Account)
  Thai Baht
   (Cost U.S. $10,062)                      THB   260,316        10,030
                                                           ------------
-----------------------------------------------------------------
-------------
TOTAL THAI INVESTMENT PLAN
  (Cost U.S. $182,372)                                          183,048
                                                           ------------
-----------------------------------------------------------------
-------------
SHORT-TERM INVESTMENT (0.9%)
REPURCHASE AGREEMENT (0.9%)
  Chase Securities, Inc. 6.00%, dated
   3/31/97, due 4/1/97, to be
   repurchased at U.S. $1,607,
   collateralized by United States
   Treasury Bonds, 11.25%, due 2/15/15,
   valued at U.S. $1,625 (Cost U.S.
   $1,607)                                U.S.$     1,607         1,607
                                                           ------------
-----------------------------------------------------------------
-------------
TOTAL INVESTMENTS (101.9%)
  (Cost U.S. $183,979)                                          184,655
                                                           ------------
-----------------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES (-1.9%)
  Other Assets                                      2,691
  Liabilities                                      (6,239)       (3,548)
                                          ---------------  ------------
-----------------------------------------------------------------
-------------
NET ASSETS (100%)
  Applicable to 13,101,845 issued and outstanding U.S.
   $0.01 par value shares (30,000,000 shares authorized)   U.S.$181,107
                                                          -------------
-----------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                                  U.S.$  13.82
                                                          -------------
-----------------------------------------------------------------------

Note: Prior government approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in emerging markets. As a result, an additional class of shares designated as "foreign" may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

                                       5